Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 8, 2020
to the Prospectus and Summary Prospectus, each as supplemented as applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Thermostat FundSM	5/1/2019
The Fund's investment adviser has made changes to the underlying stock and bond funds in which the Fund invests (the Portfolio Funds). Therefore, effective immediately the Fund's Prospectus and Summary Prospectus are hereby revised as follows:

1.   The information in the table entitled "Allocation of Stock/Bond Asset Within Asset Classes" under the subsection "Principal Investment Strategies” in the Summary Prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus is hereby superseded and replaced with the following:

Allocation of Stock/Bond Assets Within Asset Classes
Stock Funds	Type of Fund	Allocation
Columbia Acorn® Fund	Small/Mid-cap growth	10%
Columbia Acorn SelectSM	Mid-cap growth	0% - 10%(1)
Columbia Acorn International®	Small/Mid-cap international growth	10%
Columbia Contrarian Core Fund	Large-cap blend	10%
Columbia Dividend Income Fund	Large-cap value	10%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Large Cap Index	Large-cap blend	30% - 40%(2)
Columbia Research Enhanced Core ETF	Beta Advantage® U.S. equity	0% - 10%(2)
Columbia Select Mid Cap Value Fund	Mid-cap value	0% - 10%(1)
Total		100%
Bond Funds	Type of Fund	Allocation
Columbia Corporate Income Fund	Corporate bond	10%
Columbia Diversified Fixed Income Allocation ETF	Beta Advantage® multi-sector bond	10%
Columbia Quality Income Fund	Government bond	20%
Columbia Short Term Bond Fund	Short term bond	15%
Columbia Inflation Protected Securities Fund	Inflation protected bond	0% - 10%(3)
Columbia Total Return Bond Fund	Intermediate core bond	0% - 10%(3)
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	35%
Total		100%
(1)	Through April 30, 2020, the Fund may allocate up to 10% of its Stock Fund assets, in the aggregate, to Columbia Acorn SelectSM and/or Columbia Select Mid Cap Value Fund. Effective May 1, 2020, the Fund will no longer allocate Fund assets to Columbia Acorn SelectSM and will allocate 10% of its Stock Fund assets to Columbia Select Mid Cap Value Fund.
(2)	Through April 30, 2020, the Fund will allocate at least 30% of its Stock Fund assets to Columbia Large Cap Index Fund, but may allocate up to 40% of its Stock Fund assets, in the aggregate, to Columbia Large Cap Index Fund and up to 10% of Stock Fund assets to Columbia Research Enhanced Core ETF. Effective May 1, 2020, the Fund will allocate 30% of Stock Fund assets to Columbia Large Cap Index Fund and 10% of Stock Fund assets to Columbia Research Enhanced Core ETF.
(3)	Through April 23, 2020, the Fund may allocate up to 10% of its Bond Fund assets, in the aggregate, to Columbia Total Return Born Fund and/or Columbia Inflation Protected Securities Fund. Effective April 24, 2020, Columbia Inflation Protected Securities Fund will cease to exist and the Fund will allocate 10% of its Bond Fund assets to Columbia Total Return Bond Fund.

2.   The information about the risks of the Portfolio Funds to which the Fund is subject indirectly, which appears under the caption “Principal Risks” in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus is hereby revised to add the following:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Quantitative Model Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund's losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Swaptions Risk. A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).

3.   The information about the risks of Portfolio Funds seeking returns that correspond to a stated market index to which the Fund is subject indirectly, which appears under the caption “Principal Risks” in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus is hereby revised to replace the New Fund Risk disclosure with the following:

New Fund Risk. Columbia Research Enhanced Core ETF is a recently-formed Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy of replicating the Index, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for shareholders. Such a liquidation could have negative tax consequences for shareholders.
Columbia Thermostat Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 8, 2020
to the Prospectus and Summary Prospectus, each as supplemented as applicable, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Thermostat FundSM	5/1/2019
The Fund's investment adviser has made changes to the underlying stock and bond funds in which the Fund invests (the Portfolio Funds). Therefore, effective immediately the Fund's Prospectus and Summary Prospectus are hereby revised as follows:

1.   The information in the table entitled "Allocation of Stock/Bond Asset Within Asset Classes" under the subsection "Principal Investment Strategies” in the Summary Prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus is hereby superseded and replaced with the following:

Allocation of Stock/Bond Assets Within Asset Classes
Stock Funds	Type of Fund	Allocation
Columbia Acorn® Fund	Small/Mid-cap growth	10%
Columbia Acorn SelectSM	Mid-cap growth	0% - 10%(1)
Columbia Acorn International®	Small/Mid-cap international growth	10%
Columbia Contrarian Core Fund	Large-cap blend	10%
Columbia Dividend Income Fund	Large-cap value	10%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Large Cap Index	Large-cap blend	30% - 40%(2)
Columbia Research Enhanced Core ETF	Beta Advantage® U.S. equity	0% - 10%(2)
Columbia Select Mid Cap Value Fund	Mid-cap value	0% - 10%(1)
Total		100%
Bond Funds	Type of Fund	Allocation
Columbia Corporate Income Fund	Corporate bond	10%
Columbia Diversified Fixed Income Allocation ETF	Beta Advantage® multi-sector bond	10%
Columbia Quality Income Fund	Government bond	20%
Columbia Short Term Bond Fund	Short term bond	15%
Columbia Inflation Protected Securities Fund	Inflation protected bond	0% - 10%(3)
Columbia Total Return Bond Fund	Intermediate core bond	0% - 10%(3)
Columbia U.S. Treasury Index Fund	U.S. Treasury notes/bonds	35%
Total		100%
(1)	Through April 30, 2020, the Fund may allocate up to 10% of its Stock Fund assets, in the aggregate, to Columbia Acorn SelectSM and/or Columbia Select Mid Cap Value Fund. Effective May 1, 2020, the Fund will no longer allocate Fund assets to Columbia Acorn SelectSM and will allocate 10% of its Stock Fund assets to Columbia Select Mid Cap Value Fund.
(2)	Through April 30, 2020, the Fund will allocate at least 30% of its Stock Fund assets to Columbia Large Cap Index Fund, but may allocate up to 40% of its Stock Fund assets, in the aggregate, to Columbia Large Cap Index Fund and up to 10% of Stock Fund assets to Columbia Research Enhanced Core ETF. Effective May 1, 2020, the Fund will allocate 30% of Stock Fund assets to Columbia Large Cap Index Fund and 10% of Stock Fund assets to Columbia Research Enhanced Core ETF.
(3)	Through April 23, 2020, the Fund may allocate up to 10% of its Bond Fund assets, in the aggregate, to Columbia Total Return Born Fund and/or Columbia Inflation Protected Securities Fund. Effective April 24, 2020, Columbia Inflation Protected Securities Fund will cease to exist and the Fund will allocate 10% of its Bond Fund assets to Columbia Total Return Bond Fund.

2.   The information about the risks of the Portfolio Funds to which the Fund is subject indirectly, which appears under the caption “Principal Risks” in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus is hereby revised to add the following:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Quantitative Model Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund's losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Swaptions Risk. A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).

3.   The information about the risks of Portfolio Funds seeking returns that correspond to a stated market index to which the Fund is subject indirectly, which appears under the caption “Principal Risks” in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus is hereby revised to replace the New Fund Risk disclosure with the following:

New Fund Risk. Columbia Research Enhanced Core ETF is a recently-formed Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy of replicating the Index, which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for shareholders. Such a liquidation could have negative tax consequences for shareholders.